Property and equipment, net, textuals (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 [JointOwnersOfPropertyMember] USD ($)	Dec. 31, 2014 [JointOwnersOfPropertyMember] EUR (€)
Property, Plant and Equipment [Line Items]
Plot of land aggregate purchase price		$ 2,490	€ 2,000
Plot of land acquisition cost	$ 871